Schedule of changes in post-employment benefits (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Post-employment benefits, balance at beginning	R$ 1,493,614	R$ 1,194,936
Appropriation of actuarial calculation	116,504	94,349
Appropriation of pension and healthcare contributions	130,308	130,129
Adjustment related to actuarial gains (loss)	(246,626)	271,343
Amortizations	(198,626)	(197,143)
Post-employment benefits, balance at ending	R$ 1,295,174	R$ 1,493,614